PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACCOUNTING POLICIES
Company's major VIEs and VIE's subsidiaries

Name of VIE and VIEs’ subsidiaries	Date of establishment/acquisition

Beijing Ctrip International Travel Agency Co., Ltd. (“Beijing Ctrip”)	Acquired on January 15, 2002
Shanghai Ctrip Commerce Co., Ltd. (“Shanghai Ctrip Commerce”)	Established on July 18, 2000
Shanghai Huacheng Southwest Travel Agency Co., Ltd. (“Shanghai Huacheng”)	Established on March 13, 2001
Guangzhou Ctrip International Travel Agency Co., Ltd. (“Guangzhou Ctrip”)	Established on April 28, 2003
Shanghai Ctrip International Travel Agency Co., Ltd. (“Shanghai Ctrip” formerly Shanghai Ctrip Charming International Travel Agency Co., Ltd.)	Acquired on September 23, 2003
Shenzhen Ctrip Travel Agency Co., Ltd. (“Shenzhen Ctrip”)	Established on April 13, 2004
Ctrip Insurance Agency Co., Ltd. (“Ctrip Insurance”)	Established on July 25, 2011
Chengdu Ctrip Travel Agency Co., Ltd. (“Chengdu Ctrip”)	Established on January 8, 2007
Chengdu Ctrip International Travel Agency Co., Ltd. (“Chengdu Ctrip International”)	Established on November 4, 2008

Consolidation balance sheet information of VIEs

	As of December 31,
	2011	2012
	RMB	RMB
Total assets	3,282,365,402	3,724,911,506
Less: Inter-company receivables	(404,109,838)	(542,006,382)
Total assets excluding inter-company	2,878,255,564	3,182,905,124
Total liabilities	2,799,765,002	2,835,938,149
Less: Inter-company payables	(1,252,325,502)	(564,890,117)
Total liabilities excluding inter-company	1,547,439,500	2,271,048,032

Consolidation results of operations information of VIEs

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Net revenues	1,377,332,400	1,923,643,591	2,465,286,325
Cost of revenues	303,025,329	461,223,883	644,886,101
Net income	54,519,950	206,213,884	198,929,052

Property, equipment and software, estimated useful lives

Building	20-30 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment	5 years
Computer equipment	3-5 years
Furniture and fixtures	3-5 years
Software	3-5 years

Allowance for doubtful accounts
	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of year	3,630,012	5,718,742	4,974,138
Provision for doubtful accounts	2,522,077	185,443	376,164
Write-offs	(433,347)	(930,047)	(998,339)
Balance at end of period	5,718,742	4,974,138	4,351,963

Company's share option activity under all the option plans

The following table summarized the Company’s share option activity under all the option plans (in US$, except shares):

	Number of Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life (Years)		Aggregate Intrinsic Value
Outstanding at December 31, 2009	3,387,410	43.84	*	3.97		338,334,777
Granted	1,264,625	128.27
Exercised	(191,469)	38.28
Forfeited	(46,085)	97.07
Outstanding at December 31, 2010	4,414,481	67.71		5.98	**	415,360,566
Granted	1,375,345	136.86
Exercised	(207,142)	38.12
Forfeited	(149,143)	115.98
Outstanding at December 31, 2011	5,433,541	85.02		5.59		144,827,231
Granted	961,980	79.55
Exercised	(502,991)	29.39
Forfeited	(71,623)	136.67
Converted to RSU in January 2012	(1,901,372)	91.8
Outstanding at December 31, 2012	3,919,535	64.81		5.14		57,772,345
Vested and expect to vest at December 31, 2012	3,761,793	64.26		5.09		56,649,739
Exercisable at December 31, 2012	1,947,762	51.53		3.97		43,739,769

* It includes the impact of stock modification in February 2009.

**It includes the impact of stock modification in December 2009 and February 2010.

Information related to outstanding and exercisable options

The following table summarizes information related to outstanding and exercisable options as of December 31, 2012 (in US$, except shares):

	Outstanding			Exercisable
Range of Exercise Prices	Number of shares	Weighted-Average Exercise Price	Weighted-average Remaining Contractual Life (Years)	Number of shares	Weighted-Average Exercise Price	Weighted-average Remaining Contractual Life (Years)
17.00-22.99	4,000	20.55	0.36	4,000	20.55	0.36
23.00-34.99	84,246	26.43	0.95	84,246	26.43	0.95
35.00-44.99	1,785,136	38.10	4.06	1,310,578	38.16	4.04
45.00-58.99	175,850	58.39	2.12	175,850	58.39	2.12
59.00-77.99	463,687	70.44	7.62	8,366	77.02	2.62
78.00-96.99	825,467	91.50	6.20	222,927	96.70	4.67
97.00-129.99	506,039	106.49	6.59	133,420	107.46	6.51
130.00-159.99	75,110	151.15	6.15	8,375	148.41	6.05
	3,919,535			1,947,762

Assumptions of Black-Scholes pricing model

	2010	2011	2012
Risk-free interest rate	1.76% - 2.41%	0.81% - 2.11%	0.71%-1.05%
Expected life (years)	5.0	5.0	5.0
Expected dividend yield	0%	0%	0%
Volatility	52% - 53%	53%-55%	56%
Fair value of options at grant date per share	from US$57.24	from US$48.69	from US$33.44
	to US$73.59	to US$74.39	to US$42.18

Schedule of restricted share activities under all option plans

The following table summarized the Company’s RSUs activities under all option plans (in US$, except shares):

	Number of Shares	Weighted average grant date fair value(US$)
Restricted shares
Outstanding at December 31, 2011	190,916	130.29
Granted	164,976	82.34
Converted from option in January 2012	475,343	—
Exercised	(124,644)	129.84
Forfeited	(60,290)	128.27
Unvested at December 31, 2012	646,301	101.30	*

* It does not include the impact of restricted shares converted form option.

Components of other income

	2010	2011	2012
	RMB	RMB	RMB
Financial subsidies	64,016,045	72,791,093	90,280,139
Gain on deconsolidation of subsidiaries	—	—	44,432,052
Reimbursement from the depository	—	8,080,557	7,914,706
Foreign exchange gains/(losses)	34,142,139	34,879,388	(9,781,057)
Others	967,332	1,872,687	(2,557,897)
Total	99,125,516	117,623,725	130,287,943

Wing On Travel
Acquisitions disclosures
Purchase price allocation

The final purchase price allocation results as of May 27, 2010 are extracted and set out below, which is designated as the acquisition date:

Fair Value
RMB

Cash and cash equivalents	11,289,928
Restricted cash	10,585,433
Accounts receivable	23,583,536
Amount due from affiliate	455,665
Receivables due from related parties	1,745,930
Prepayments and other current assets	33,194,634

Current assets	80,855,126

Intangible assets	232,183,200
Property, equipment and software	7,858,060
Long-term deposits	77,438
Investments in affiliates	2,315,208

Non-current assets	242,433,906

Accounts payable	(119,074,454)
Due to related parties	(5,750,730)
Salary and welfare payable	(4,052,475)
Taxes payable	(3,931,719)
Advances from customers	(83,465,919)
Other payables and accruals	(9,732,729)

Current liabilities	(226,008,026)

Other long-term payables	(113,694)
Deferred tax liabilities, non-current	(38,310,228)

Non-current liabilities	(38,423,922)

Fair value of net assets acquired (a)	58,857,084

Purchase price (b)	453,812,774

Noncontrolling interest (c)	40,338,913

Goodwill (b + c - a)	435,294,603

Components of intangible assets associated with acquisition
	Fair value	Useful lives
	RMB

Customer list	6,087,200	3 years
Trademark	226,096,000	Indefinite
	232,183,200

ezTravel
Acquisitions disclosures
Purchase price allocation

Fair Value
RMB

Cash and cash equivalents	72,580,989
Restricted cash	45,727,507
Short-term investment	7,285,023
Accounts receivable	5,208,390
Prepayments and other current assets	14,584,018
Deferred tax assets, current	177,030

Current assets	145,562,957

Intangible assets	45,700,613
Property, equipment and software	2,752,425
Long-term deposits	5,241,305
Other long-term assets	50,039

Non-current assets	53,744,382

Accounts payable	(39,204,510)
Salary and welfare payable	(7,763,640)
Taxes payable	(3,154,539)
Advances from customers	(32,844,573)
Other payables and accruals	(4,214,892)

Current liabilities	(87,182,154)

Deferred tax liabilities, non-current	(11,425,153)

Non-current liabilities	(11,425,153)

Fair value of net assets acquired (a)	100,700,032

Cumulative considerations (b)	191,468,053

Noncontrolling interest at fair value (c)	158,479,081

Goodwill (b + c - a)	249,247,102

Components of intangible assets associated with acquisition
	Fair value	Useful lives
	RMB

Customer list	5,055,378	3 years
Trademark	40,645,235	Indefinite
	45,700,613